Summary of Past Due Aging of Loan Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	$ 4,211	$ 938	$ 3,915
60-89 Days Past Due	1,609	506	466
Greater Than 90 Days	8,837	13,799	20,294
Total Past Due	14,657	15,243	24,675
Current	184,658	191,456	204,294
Total loans	199,315	206,699	228,969
Loans > 90 Days and Accruing	20
Commercial and industrial
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	200
Greater Than 90 Days		39	351
Total Past Due	200	39	351
Current	26,005	26,164	25,221
Total loans	26,205	26,203	25,572
Loans > 90 Days and Accruing
Construction
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due			1,154
Greater Than 90 Days		2,175	9,789
Total Past Due		2,175	10,943
Current	2,486	2,186	4,492
Total loans	2,486	4,361	15,435
Loans > 90 Days and Accruing
Commercial
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	1,801	674	1,958
60-89 Days Past Due	239
Greater Than 90 Days	4,886	4,721	1,052
Total Past Due	6,926	5,395	3,010
Current	89,190	89,118	91,346
Total loans	96,116	94,513	94,356
Loans > 90 Days and Accruing	20
Residential mortgage
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	1,875	204	104
60-89 Days Past Due	870	43	168
Greater Than 90 Days	1,299	4,187	6,928
Total Past Due	4,044	4,434	7,200
Current	15,416	16,620	18,764
Total loans	19,460	21,054	25,964
Loans > 90 Days and Accruing
Home equity
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	335	60	687
60-89 Days Past Due	500	463	298
Greater Than 90 Days	2,652	2,677	2,174
Total Past Due	3,487	3,200	3,159
Current	50,262	55,976	63,084
Total loans	53,749	59,176	66,243
Loans > 90 Days and Accruing
Individuals loans for household and other personal expenditures
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due			12
Total Past Due			12
Current	1,299	1,392	1,387
Total loans	1,299	1,392	1,399
Loans > 90 Days and Accruing